ORDINARY SHARES AND ORDINARY SHARE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Reserved for Future Issuance
As of December 31, 2024 and 2023, the Company had reserved ordinary shares for future issuance as follows:

	December 31, 2024	December 31, 2023
Share options	4,042,901	4,250,988
Options to restricted shares	19,948,408	20,046,080
RSUs	3,009,918	3,034,203
Ordinary share warrants	2,372,858	2,076,014
Redeemable convertible preferred shares	5,000,000	5,000,000
Exchangeable notes	11,434,704	—
Shares available for future grant of equity awards(1)	8,121,438	5,231,186
Shares reserved for issuance under the ESPP	832,713	—
Total shares of ordinary share reserved	54,762,940	39,638,471
(1) Reflects the application of the automatic increase of shares reserved under the Company's 2022 Share Incentive Plan (the "2022 Plan") on January 1 of 2023 and 2024 pursuant to the terms of the 2022 Plan.